Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Goodwill and Accumulated Impairment Losses	The gross amount of goodwill and accumulated impairment losses as of December 31, 2022 and 2023 are as follows:
	December 31, 2022	December 31, 2023
	RMB	RMB
Gross	84,609	84,609
Accumulated impairment loss	-	-
Goodwill, net	84,609	84,609